Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 2,941,786	$ 3,408,626
Allowance for credit losses	(28,500)	(189,313)
Total	2,913,286	3,219,313
Less than 6 months [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	2,913,286	3,030,000
More than 6 months but less than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	0	0
More than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 28,500	$ 378,626